Consolidated Balance Sheet Components - Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 26,019	$ 21,145
Less: accumulated depreciation and amortization	(7,433)	(4,177)
Property and equipment, net	18,586	16,968
Computer equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	6,912	6,104
Furniture and office equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,531	2,216
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 16,576	$ 12,825